Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2024
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
29.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	13,423,750	253,708,400	34,757,908
Investments in equity securities	978,841	—	—
Amounts due from subsidiaries	125,960,969	169,208,479	23,181,467
Amounts due from a related party	—	—	—
Other current assets	321,495	330,527	45,282
Total current assets	140,685,055	423,247,406	57,984,657
Non-current assets:
Investments in subsidiaries	2,179,129,452	2,183,092,396	299,082,432
Investments in equity securities	44,324,789	34,355,681	4,706,709
TOTAL ASSETS	2,364,139,296	2,640,695,483	361,773,798

LIABILITIES AND EQUITY
Current liabilities:
Short-term bank loans	116,800,000	—	—
Long -term bank loans, current portion	200,000	400,000	54,800
Amounts due to subsidiaries	748,121,016	925,349,353	126,772,340
Total current liabilities	865,121,016	925,749,353	126,827,140
Non-current liabilities:
Long-term bank loans, non-current portion	56,800,000	256,200,000	35,099,256
Total liabilities	921,921,016	1,181,949,353	161,926,396
Shareholders’ Equity:
Class A ordinary shares (USD0.50 par value per share; 400,000,000 and 400,000,000 shares authorized as of December 31, 2023 and 2024; 66,780,612 and 66,761,582 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	222,587,070	222,587,070	30,494,304
Class B ordinary shares (USD0.50 par value per share; 100,000,000 and 100,000,000 shares authorized as of December 31, 2023 and 2024; 34,762,909 and 34,762,909 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	115,534,210	115,534,210	15,828,122
Treasury stock	(36,677,832)	(37,043,116)	(5,074,886)
Additional paid-in capital	1,680,713,349	1,609,972,272	220,565,297
Accumulated losses	(568,339,799)	(458,337,569)	(62,791,989)
Accumulated other comprehensive income	28,401,282	6,033,263	826,554
Total Shareholders’ Equity	1,442,218,280	1,458,746,130	199,847,402
TOTAL LIABILITIES AND EQUITY	2,364,139,296	2,640,695,483	361,773,798

Condensed statements of operations

	Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
General and administrative expenses	(6,740,255)	(6,637,389)	(3,495,501)	(478,882)
Other general expense	(13,944,926)	—	—	—
Interest income	1,924	15,128	5,550,006	760,348
Interest expense	(5,192,054)	(4,723,335)	(8,046,920)	(1,102,424)
Other income (expense)	22,765,816	19,969,182	(4,815,940)	(659,781)
(Losses) gains on investments in equity securities	(76,105,482)	7,927,075	(11,463,068)	(1,570,434)
Share of (losses) profit in subsidiaries, net (Note a)	(345,938,204)	252,765,647	132,273,653	18,121,416
Net (loss) income	(425,153,181)	269,316,308	110,002,230	15,070,243
Other comprehensive losses, net of tax
- Foreign currency translation adjustments	(11,361,872)	672,112	(22,374,019)	(3,065,228)
- Unrealized (losses) on available-for-sale investments	(2,786,931)	(2,934)	6,000	822
Comprehensive (loss) income	(439,301,984)	269,985,486	87,634,211	12,005,837

Condensed statements of cash flows

	Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Net cash used in operating activities	(4,198,307)	(12,424,134)	(5,660,966)	(775,549)
Net cash provided by investing activities	(156,276,810)	(352,234,205)	101,781,775	13,944,046
Net cash provided by financing activities	155,679,057	362,690,064	143,247,486	19,624,825

Effect of exchange rate changes on cash and cash equivalents and restricted cash	(2,025,056)	(396,838)	916,355	125,540

Net decrease in cash and cash equivalents and restricted cash	(6,821,116)	(2,365,113)	240,284,650	32,918,862
Cash and cash equivalents and restricted cash at beginning of the year	22,609,979	15,788,863	13,423,750	1,839,046
Cash and cash equivalents and restricted cash at end of the year	15,788,863	13,423,750	253,708,400	34,757,908

(a)	Basis of presentation

In the Group-only financial statements, the Group’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Group records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10 Investment-Equity Method and Joint Ventures, such investment is presented on the balance sheet as “Investment in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries” on the statements of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.